Business Combinations (Details Textual) ₨ in Millions, $ in Millions			12 Months Ended
	Feb. 03, 2022 INR (₨)	Feb. 12, 2020 INR (₨) Brand Employees	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Business combination contingent consideration payable			₨ 187	₨ 194
Total goodwill			4,245	4,418		$ 52
Wockhardt Limited [Member]
Disclosure of detailed information about business combination [line items]
Consideration on acquisition date		₨ 18,500
Number of brands | Brand		62
Business combination contingent consideration payable					₨ 420
Number of employees engaged in operations of the acquired Business Undertaking | Employees		2,051
Revenue of acquiree since acquisition date			₨ 5,322	₨ 5,474	3,887
Wockhardt Limited [Member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about business combination [line items]
Business combination contingent consideration payable					₨ 561
Wockhardt Limited [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Business combination contingent consideration payable		₨ 3,000
Estimated revenue from sales of the acquiree post business combination		₨ 4,800
Number of times and the product of excess of minimum threshold revenue of the acquiree		2
Wockhardt Limited [Member] | Major business combination [member] | Bottom of range [member] | Scenario Forecast One [Member]
Disclosure of detailed information about business combination [line items]
Estimated revenue from sales of the acquiree post business combination		₨ 4,800
Nimbus Health Gmbh [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of voting equity interests acquired	100.00%
Cash	₨ 337
Business combination time within which earnout shall be settled	4 years
Total goodwill	₨ 260